NET INVESTMENT IN DIRECT FINANCING LEASES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Remaining direct financing leases contractual amounts	$ 119,067,356	$ 121,442,109
Maximum
Financing leases contractual term	5 years
Percentage of interest expense on finance lease liability	13.30%
Minimum
Financing leases contractual term	1 year
Percentage of interest expense on finance lease liability	4.30%